Others, Net (Details) - Schedule of Others, Net - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Others Net [Abstract]
Government grants	¥ 415	¥ 69	¥ 3,010
Fair value changes of short-term investments	9,235	4,894	2,400
Others	11,663	14,950	9,683
Total	¥ 21,313	¥ 19,913	¥ 15,093